Schedule of Hierarchy Levels of Fair Value (Details) - USD ($)	Nov. 30, 2021	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Warrant liability	$ 1,851,311	$ 4,868,703
Convertible debt	8,185,564	9,951,496
Investment at FVTPL	2,629,851	2,629,851
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Warrant liability
Convertible debt
Investment at FVTPL
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Warrant liability	1,851,311	4,868,703
Convertible debt
Investment at FVTPL
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Warrant liability
Convertible debt	8,185,564	9,951,496
Investment at FVTPL	$ 2,629,851	$ 2,629,851